Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 29, 2020

SDI-QTLY-0420
1.814104.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.6%
		Principal Amount(a)	Value
Convertible Bonds - 15.5%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. 0.25% 3/1/26 (b)		$1,600,000	$1,558,932
Intelsat SA 4.5% 6/15/25		1,710,000	719,778
Liberty Media Corp. 2.25% 9/30/46		18,890,000	10,157,975
Vonage Holdings Corp. 1.75% 6/1/24 (b)		1,480,000	1,405,456
			13,842,141
Entertainment - 0.5%
iQIYI, Inc.:
2% 4/1/25 (b)		102,000	105,989
3.75% 12/1/23		171,000	200,124
Liberty Media Corp. 2.25% 12/1/48 (b)		1,270,000	1,373,305
Live Nation Entertainment, Inc.:
2% 2/15/25 (b)		1,575,000	1,549,696
2.5% 3/15/23		885,000	1,012,891
Pandora Media, Inc. 1.75% 12/1/23		809,000	935,171
Sea Ltd.:
1% 12/1/24 (b)		3,545,000	4,104,653
2.25% 7/1/23		1,782,000	4,205,160
World Wrestling Entertainment, Inc. 3.375% 12/15/23		2,666,000	5,332,097
Zynga, Inc. 0.25% 6/1/24 (b)		2,332,000	2,535,735
			21,354,821
Interactive Media & Services - 0.5%
IAC FinanceCo 2, Inc.:
0.875% 6/15/26 (b)		2,915,000	2,981,248
2% 1/15/30 (b)		2,540,000	2,696,004
Momo, Inc. 1.25% 7/1/25		90,000	81,268
Snap, Inc. 0.75% 8/1/26 (b)		4,737,000	4,815,134
Twitter, Inc. 0.25% 6/15/24		4,655,000	4,616,876
Weibo Corp. 1.25% 11/15/22		93,000	87,941
YY, Inc.:
0.75% 6/15/25 (b)		98,000	89,632
1.375% 6/15/26 (b)		100,000	90,424
Zillow Group, Inc.:
0.75% 9/1/24 (b)		1,960,000	2,802,781
1.375% 9/1/26 (b)		1,910,000	2,762,512
1.5% 7/1/23		935,000	978,759
2% 12/1/21		1,065,000	1,300,439
			23,303,018
Media - 1.2%
DISH Network Corp.:
2.375% 3/15/24		5,664,000	5,265,652
3.375% 8/15/26		21,337,000	20,601,034
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,111,236
GCI Liberty, Inc. 1.75% 9/30/46 (b)		8,149,000	11,408,600
Liberty Interactive LLC 1.75% 9/30/46 (b)		2,975,000	4,437,688
Liberty Latin America Ltd. 2% 7/15/24 (b)		1,420,000	1,349,000
Liberty Media Corp.:
1% 1/30/23		2,430,000	2,876,404
1.375% 10/15/23		6,344,000	7,827,227
2.125% 3/31/48 (b)		1,835,000	1,862,525
			56,739,366
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. 1% 10/1/23		1,780,000	1,624,762
TOTAL COMMUNICATION SERVICES			116,864,108
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24		1,375,000	1,303,297
Automobiles - 0.8%
Tesla, Inc.:
1.25% 3/1/21		5,033,000	9,564,230
2% 5/15/24		7,966,000	18,266,525
2.375% 3/15/22		4,018,000	8,547,065
			36,377,820
Diversified Consumer Services - 0.2%
Chegg, Inc.:
0.125% 3/15/25 (b)		2,000,000	2,086,000
0.25% 5/15/23		1,337,000	2,068,339
IAC Financeco, Inc. 0.875% 10/1/22 (b)		2,686,000	3,916,679
			8,071,018
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Corp. 5% 10/1/24		6,379,799	11,533,233
Marriott Vacations Worldwide Corp. 1.5% 9/15/22		1,680,000	1,653,834
			13,187,067
Internet & Direct Marketing Retail - 0.4%
Baozun, Inc. 1.625% 5/1/24 (b)		74,000	68,728
Etsy, Inc.:
0% 3/1/23		2,200,000	3,744,125
0.125% 10/1/26 (b)		2,020,000	2,035,150
MercadoLibre, Inc. 2% 8/15/28		1,947,000	3,123,588
Pinduoduo, Inc. 0% 10/1/24 (b)		3,179,000	3,553,257
Quotient Technology, Inc. 1.75% 12/1/22		1,035,000	1,015,266
The Booking Holdings, Inc.:
0.35% 6/15/20		2,661,000	3,458,175
0.9% 9/15/21		3,225,000	3,462,177
Wayfair LLC:
0.375% 9/1/22		296,000	271,772
1.125% 11/1/24		329,000	283,146
			21,015,384
Specialty Retail - 0.0%
Guess?, Inc. 2% 4/15/24 (b)		902,000	857,542
TOTAL CONSUMER DISCRETIONARY			80,812,128
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24 (b)		1,000,000	984,375
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Oil States International, Inc. 1.5% 2/15/23		525,000	428,531
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. 5.5% 9/15/26		9,190,000	2,406,631
DHT Holdings, Inc. 4.5% 8/15/21		6,797,000	7,608,833
Golar LNG Ltd. 2.75% 2/15/22		1,780,000	1,560,956
Oasis Petroleum, Inc. 2.625% 9/15/23		680,000	408,000
PDC Energy, Inc. 1.125% 9/15/21		565,000	521,653
Scorpio Tankers, Inc. 3% 5/15/22		2,313,000	2,217,162
Ship Finance International Ltd. 4.875% 5/1/23		4,262,000	4,423,956
SM Energy Co. 1.5% 7/1/21		610,000	582,170
Teekay Corp. 5% 1/15/23		113,000	99,597
			19,828,958
TOTAL ENERGY			20,257,489
FINANCIALS - 0.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38		355,000	329,507
Consumer Finance - 0.0%
LendingTree, Inc. 0.625% 6/1/22		1,595,000	2,319,623
Diversified Financial Services - 0.2%
AXA SA 7.25% 5/15/21 (b)		7,199,000	7,277,304
RWT Holdings, Inc. 5.75% 10/1/25 (b)		500,000	516,550
			7,793,854
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (b)		510,000	491,122
Exantas Capital Corp. 4.5% 8/15/22		308,000	316,882
Starwood Property Trust, Inc. 4.375% 4/1/23		250,000	252,439
			1,060,443
TOTAL FINANCIALS			11,503,427
HEALTH CARE - 2.5%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. 1.75% 6/15/21		1,100,000	960,069
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (b)		1,300,000	1,564,346
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24		675,000	739,125
1.5% 10/15/20		525,000	572,320
Clovis Oncology, Inc.:
2.5% 9/15/21		1,918,000	1,634,568
4.5% 8/1/24 (b)		460,000	552,288
Exact Sciences Corp.:
0.375% 3/15/27		4,550,000	4,672,723
0.375% 3/1/28		4,030,000	3,911,187
1% 1/15/25		2,800,000	3,664,572
Flexion Therapeutics, Inc. 3.375% 5/1/24		1,120,000	1,085,056
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (b)		330,000	354,948
Intercept Pharmaceuticals, Inc.:
2% 5/15/26		1,320,000	1,492,183
3.25% 7/1/23		1,120,000	1,064,949
Invitae Corp. 2% 9/1/24 (b)		289,000	302,112
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (b)		930,000	1,043,925
1.5% 6/15/26 (b)		930,000	1,063,736
2.25% 6/15/22		1,400,000	1,569,750
Isis Pharmaceuticals, Inc. 1% 11/15/21		3,071,000	3,268,827
Neurocrine Biosciences, Inc. 2.25% 5/15/24		3,200,000	4,447,515
Novavax, Inc. 3.75% 2/1/23		5,264,000	3,428,465
PTC Therapeutics, Inc.:
1.5% 9/15/26 (b)		700,000	884,660
3% 8/15/22		310,000	377,231
Retrophin, Inc. 2.5% 9/15/25		1,325,000	1,068,348
Sarepta Therapeutics, Inc. 1.5% 11/15/24		2,854,000	5,044,445
			44,767,348
Health Care Equipment & Supplies - 0.8%
CONMED Corp. 2.625% 2/1/24		3,099,000	3,769,979
DexCom, Inc.:
0.75% 5/15/22		2,692,000	7,498,903
0.75% 12/1/23		4,950,000	8,769,026
Insulet Corp. 1.375% 11/15/24		2,440,000	5,024,440
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (b)		3,250,000	3,182,420
Mesa Laboratories, Inc. 1.375% 8/15/25		1,275,000	1,367,820
Nevro Corp. 1.75% 6/1/21		450,000	653,497
NuVasive, Inc.:
0.375% 3/15/25 (b)		1,300,000	1,279,856
2.25% 3/15/21		1,915,000	2,281,572
Wright Medical Group NV 2.25% 11/15/21		2,165,000	3,107,358
Wright Medical Group, Inc. 1.625% 6/15/23		2,685,000	2,815,080
			39,749,951
Health Care Providers & Services - 0.1%
Anthem, Inc. 2.75% 10/15/42		1,149,000	4,137,682
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (b)		1,100,000	949,438
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (b)		1,353,000	1,464,793
Teladoc Health, Inc.:
1.375% 5/15/25		1,509,000	3,645,222
3% 12/15/22		1,637,000	4,705,352
			10,764,805
Life Sciences Tools & Services - 0.1%
Illumina, Inc.:
0% 8/15/23		1,496,000	1,543,233
0.5% 6/15/21		1,235,000	1,456,250
Repligen Corp. 0.375% 7/15/24		2,420,000	2,524,489
			5,523,972
Pharmaceuticals - 0.3%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (b)		1,410,000	1,433,015
Collegium Pharmaceutical, Inc. 2.625% 2/15/26		1,145,000	1,260,216
Innoviva, Inc.:
2.125% 1/15/23		905,000	902,551
2.5% 8/15/25		630,000	671,164
Jazz Investments I Ltd.:
1.5% 8/15/24		1,950,000	1,857,017
1.875% 8/15/21		1,840,000	1,833,875
Pacira Biosciences, Inc. 2.375% 4/1/22		1,070,000	1,100,458
Revance Therapeutics, Inc. 1.75% 2/15/27 (b)		1,850,000	1,851,523
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23		1,235,000	1,110,553
Theravance Biopharma, Inc. 3.25% 11/1/23		1,287,000	1,344,772
			13,365,144
TOTAL HEALTH CARE			118,308,902
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		1,645,000	3,169,838
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		1,700,000	1,529,607
Best, Inc. 1.75% 10/1/24 (b)		97,000	100,523
Echo Global Logistics, Inc. 2.5% 5/1/20		290,000	288,955
			1,919,085
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23		2,090,000	2,000,181
Construction & Engineering - 0.2%
Dycom Industries, Inc. 0.75% 9/15/21		1,847,000	1,732,454
Granite Construction, Inc. 2.75% 11/1/24 (b)		7,314,000	6,923,457
			8,655,911
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (b)		1,265,000	1,475,143
Fortive Corp. 0.875% 2/15/22		103,000	102,042
Greenbrier Companies, Inc. 2.875% 2/1/24		486,000	447,192
Meritor, Inc. 3.25% 10/15/37		355,000	369,743
			2,394,120
Marine - 0.0%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (b)		110,000	104,331
Professional Services - 0.1%
FTI Consulting, Inc. 2% 8/15/23		3,799,000	4,795,878
Trading Companies & Distributors - 0.0%
Kaman Corp. 3.25% 5/1/24		430,000	474,058
TOTAL INDUSTRIALS			23,513,402
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. 5% 3/15/24 (b)		1,221,000	1,071,428
CalAmp Corp. 2% 8/1/25		1,720,000	1,454,167
InterDigital, Inc. 2% 6/1/24 (b)		1,470,000	1,463,748
Liberty Media Corp. 3.5% 1/15/31		2,720,000	2,471,392
Lumentum Holdings, Inc.:
0.25% 3/15/24		2,613,000	3,760,414
0.5% 12/15/26 (b)		4,555,000	4,910,667
Viavi Solutions, Inc.:
1% 3/1/24		780,000	934,094
1.75% 6/1/23		800,000	917,332
			16,983,242
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22		4,630,000	4,598,169
Insight Enterprises, Inc. 0.75% 2/15/25 (b)		2,300,000	2,372,090
Knowles Corp. 3.25% 11/1/21		745,000	841,021
Par Technology Corp. 4.5% 4/15/24 (b)		1,000,000	1,163,880
TTM Technologies, Inc. 1.75% 12/15/20		1,000,000	1,382,306
			10,357,466
IT Services - 1.1%
Akamai Technologies, Inc.:
0.125% 5/1/25		4,753,000	5,308,025
0.375% 9/1/27 (b)		2,684,000	2,675,210
Euronet Worldwide, Inc. 0.75% 3/15/49 (b)		2,500,000	2,744,540
i3 Verticals LLC 1% 2/15/25 (b)		980,000	960,335
KBR, Inc. 2.5% 11/1/23		1,985,000	2,371,483
MongoDB, Inc.:
0.25% 1/15/26 (b)		1,500,000	1,580,683
0.75% 6/15/24		1,235,000	2,832,843
Okta, Inc.:
0.125% 9/1/25 (b)		5,460,000	5,504,363
0.25% 2/15/23		614,000	1,638,613
Perficient, Inc. 2.375% 9/15/23		390,000	486,409
Square, Inc.:
0.375% 3/1/22		669,000	2,415,341
0.5% 5/15/23		5,091,000	6,590,134
Twilio, Inc. 0.25% 6/1/23		2,965,000	4,988,041
Unisys Corp. 5.5% 3/1/21		845,000	1,399,068
Wix.com Ltd. 0% 7/1/23		7,781,000	9,251,430
			50,746,518
Semiconductors & Semiconductor Equipment - 1.3%
Adesto Technologies Corp. 4.25% 9/15/24 (b)		1,283,000	1,538,003
Advanced Micro Devices, Inc. 2.125% 9/1/26		813,000	4,640,274
Cree, Inc. 0.875% 9/1/23		1,975,000	2,074,984
Cypress Semiconductor Corp.:
2% 2/1/23		840,000	1,011,612
4.5% 1/15/22		1,210,000	2,088,068
Impinj, Inc. 2% 12/15/26 (b)		1,560,000	1,758,031
Inphi Corp.:
0.75% 9/1/21		1,150,000	1,638,031
1.125% 12/1/20		970,000	1,825,419
Microchip Technology, Inc.:
1.625% 2/15/25		7,492,000	14,052,126
1.625% 2/15/27		7,356,000	9,482,488
2.25% 2/15/37		2,984,000	3,854,155
Micron Technology, Inc. 3.125% 5/1/32		639,000	3,367,850
Novellus Systems, Inc. 2.625% 5/15/41		263,000	2,416,828
ON Semiconductor Corp.:
1% 12/1/20		2,400,000	2,732,277
1.625% 10/15/23		2,354,000	2,807,138
Rambus, Inc. 1.375% 2/1/23		840,000	863,602
Silicon Laboratories, Inc. 1.375% 3/1/22		321,000	367,854
SMART Global Holdings, Inc. 2.25% 2/15/26 (b)		3,750,000	3,731,250
Synaptics, Inc. 0.5% 6/15/22		1,185,000	1,325,580
Teradyne, Inc. 1.25% 12/15/23		1,341,000	2,575,031
			64,150,601
Software - 3.9%
8x8, Inc. 0.5% 2/1/24		1,200,000	1,209,720
Altair Engineering, Inc. 0.25% 6/1/24		1,080,000	1,099,542
Alteryx, Inc.:
0.5% 6/1/23		465,000	1,464,124
0.5% 8/1/24 (b)		2,002,000	2,157,437
1% 8/1/26 (b)		2,220,000	2,415,937
Atlassian, Inc. 0.625% 5/1/23		4,872,000	8,966,436
Avaya Holdings Corp. 2.25% 6/15/23		550,000	499,761
Benefitfocus, Inc. 1.25% 12/15/23		1,494,000	1,209,991
BlackLine, Inc. 0.125% 8/1/24 (b)		3,560,000	3,907,924
Coupa Software, Inc.:
0.125% 6/15/25 (b)		6,462,000	7,796,601
0.375% 1/15/23		597,000	2,002,144
CyberArk Software Ltd. 0% 11/15/24 (b)		2,525,000	2,510,993
DocuSign, Inc. 0.5% 9/15/23		3,526,000	4,789,364
Everbridge, Inc.:
0.125% 12/15/24 (b)		2,070,000	2,417,431
1.5% 11/1/22		592,000	1,857,874
FireEye, Inc.:
0.875% 6/1/24		2,968,000	2,773,729
1.625% 6/1/35		2,500,000	2,403,750
Five9, Inc. 0.125% 5/1/23		1,664,000	3,058,260
Guidewire Software, Inc. 1.25% 3/15/25		2,160,000	2,536,549
HubSpot, Inc. 0.25% 6/1/22		2,255,000	4,293,261
j2 Global, Inc.:
1.75% 11/1/26 (b)		3,680,000	3,635,538
3.25% 6/15/29		2,145,000	2,939,968
LivePerson, Inc. 0.75% 3/1/24(b)		9,780,000	10,016,554
New Relic, Inc. 0.5% 5/1/23		903,000	846,513
Nice Systems, Inc. 1.25% 1/15/24		2,710,000	5,443,388
Nuance Communications, Inc.:
1% 12/15/35		2,965,000	3,251,679
1.25% 4/1/25		2,572,000	3,295,504
Nutanix, Inc. 0% 1/15/23		2,058,000	1,928,311
Palo Alto Networks, Inc. 0.75% 7/1/23		5,466,000	5,569,369
Pegasystems, Inc. 0.75% 3/1/25 (b)		2,990,000	2,966,973
Pluralsight, Inc. 0.375% 3/1/24 (b)		1,650,000	1,477,450
Proofpoint, Inc. 0.25% 8/15/24 (b)		4,915,000	4,924,216
PROS Holdings, Inc. 1% 5/15/24 (b)		2,815,000	2,822,385
Q2 Holdings, Inc.:
0.75% 2/15/23		1,375,000	1,956,586
0.75% 6/1/26 (b)		2,965,000	3,310,222
Rapid7, Inc. 1.25% 8/1/23		1,250,000	1,619,122
RealPage, Inc. 1.5% 11/15/22		1,915,000	3,073,301
RingCentral, Inc.:
0% 3/15/23		2,490,000	7,156,101
0% 3/1/25 (b)		5,600,000	5,600,000
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (b)		5,260,000	5,899,634
ServiceNow, Inc. 0% 6/1/22		3,848,000	9,115,436
Splunk, Inc.:
0.5% 9/15/23		6,481,000	7,751,510
1.125% 9/15/25		4,430,000	5,405,619
Talend SA 1.75% 9/1/24 (b)	EUR	3,910,000	4,246,048
Verint Systems, Inc. 1.5% 6/1/21		1,400,000	1,493,928
Workday, Inc.:
0.25% 10/1/22		6,784,000	8,929,666
1.5% 7/15/20		994,000	2,107,280
Workiva, Inc. 1.125% 8/15/26 (b)		3,776,000	3,472,424
Zendesk, Inc. 0.25% 3/15/23		3,046,000	4,250,375
			183,875,928
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23		490,000	477,211
Western Digital Corp. 1.5% 2/1/24		2,239,000	2,191,981
			2,669,192
TOTAL INFORMATION TECHNOLOGY			328,782,947
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22		1,015,000	1,420,290
Cleveland-Cliffs, Inc. 1.5% 1/15/25		288,000	271,317
Endeavour Mining Corp. 3% 2/15/23 (b)		2,410,000	2,501,821
SSR Mining, Inc. 2.5% 4/1/39 (b)		2,061,000	2,422,963
United States Steel Corp. 5% 11/1/26 (b)		1,840,000	1,698,453
			8,314,844
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (b)		750,000	714,459
Extra Space Storage LP 3.125% 10/1/35 (b)		1,774,000	1,984,334
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125% 9/1/22		400,000	515,745
IH Merger Sub LLC 3.5% 1/15/22		1,000,000	1,292,834
iStar Financial, Inc. 3.125% 9/15/22		1,075,000	1,259,698
National Health Investors, Inc. 3.25% 4/1/21		550,000	658,983
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		85,000	90,791
			6,516,844
Real Estate Management & Development - 0.0%
Redfin Corp. 1.75% 7/15/23		450,000	514,710
TOTAL REAL ESTATE			7,031,554
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 1.5% 9/15/20 (b)		4,355,000	4,787,640
NRG Energy, Inc. 2.75% 6/1/48		13,478,000	14,249,754
			19,037,394

TOTAL CONVERTIBLE BONDS			735,410,570

Nonconvertible Bonds - 1.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Sprint Capital Corp. 8.75% 3/15/32		1,250,000	1,736,000
Entertainment - 0.1%
Viacom, Inc. 6.25% 2/28/57 (c)		5,960,000	6,302,700
TOTAL COMMUNICATION SERVICES			8,038,700
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
JBS Investments II GmbH 5.75% 1/15/28 (b)		985,000	1,029,325
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		5,783,000	6,270,507
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)		975,000	1,028,927
			8,328,759
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		1,000,000	900,000
FINANCIALS - 0.6%
Banks - 0.1%
BNP Paribas SA 4.5% (b)(c)(d)		1,000,000	946,250
Chase Capital Trust VI 3 month U.S. LIBOR + 0.620% 2.3883% 8/1/28 (c)(e)		4,500,000	4,275,000
			5,221,250
Capital Markets - 0.2%
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.4569% 3/1/27 (c)(e)		4,500,000	4,286,250
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 2.6918% 5/15/77 (c)(e)		4,500,000	3,982,500
			8,268,750
Consumer Finance - 0.1%
Ally Financial, Inc. 8% 11/1/31		1,985,000	2,761,929
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.9% 12/21/65 (b)(c)(e)		14,050,000	11,099,500
TOTAL FINANCIALS			27,351,429
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		1,630,000	1,752,250
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties, Inc.:
4.125% 8/15/30 (b)		1,000,000	1,001,250
4.25% 12/1/26 (b)		1,170,000	1,181,817
4.625% 12/1/29 (b)		670,000	691,775
			2,874,842
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 4.875% (c)(d)		500,000	515,555

TOTAL NONCONVERTIBLE BONDS			49,761,535

TOTAL CORPORATE BONDS
(Cost $703,160,492)			785,172,105
		Shares	Value

Common Stocks - 52.8%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.		1,556,400	54,816,408
Verizon Communications, Inc.		771,900	41,806,104
			96,622,512
Entertainment - 0.3%
The Walt Disney Co.		133,200	15,670,980
Media - 0.5%
Comcast Corp. Class A		150,100	6,068,543
Interpublic Group of Companies, Inc.		742,900	15,868,344
			21,936,887
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (f)		297,400	26,813,584

TOTAL COMMUNICATION SERVICES			161,043,963

CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.		369,000	71,648,730
Multiline Retail - 0.2%
Dollar General Corp.		41,800	6,282,540
Dollar Tree, Inc. (f)		74,800	6,210,644
			12,493,184
Specialty Retail - 1.6%
Lowe's Companies, Inc.		277,200	29,541,204
The Home Depot, Inc.		84,300	18,363,912
TJX Companies, Inc.		438,800	26,240,240
			74,145,356
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.		57,500	4,261,325

TOTAL CONSUMER DISCRETIONARY			162,548,595

CONSUMER STAPLES - 10.4%
Beverages - 2.2%
Diageo PLC		345,900	12,341,567
PepsiCo, Inc.		693,300	91,536,399
			103,877,966
Food & Staples Retailing - 1.6%
Kroger Co.		1,283,500	36,104,855
Walmart, Inc.		352,300	37,935,664
			74,040,519
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)		44,400	6,490,836
Nestle SA (Reg. S)		249,730	25,698,671
The J.M. Smucker Co.		128,300	13,213,617
			45,403,124
Household Products - 2.9%
Kimberly-Clark Corp.		193,200	25,345,908
Procter & Gamble Co.		1,004,458	113,734,779
			139,080,687
Personal Products - 0.8%
Unilever NV (NY Reg.)		735,100	38,783,876
Tobacco - 2.0%
Altria Group, Inc.		868,500	35,061,345
Philip Morris International, Inc.		705,700	57,775,659
			92,837,004

TOTAL CONSUMER STAPLES			494,023,176

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Black Stone Minerals LP		147,500	1,305,375
BP PLC		3,547,300	18,430,381
Brigham Minerals, Inc. Class A		111,700	1,781,615
Cheniere Energy, Inc. (f)		140,300	7,195,987
Chevron Corp.		192,100	17,930,614
ConocoPhillips Co.		336,200	16,278,804
Delek Logistics Partners LP		80,400	1,727,796
DHT Holdings, Inc.		2,429,300	13,482,615
Enbridge, Inc.		204,000	7,593,101
Energy Transfer Equity LP		1,733,504	19,207,224
Enterprise Products Partners LP		957,100	22,338,714
EQM Midstream Partners LP		65,633	1,139,389
Equitrans Midstream Corp.		244,200	1,724,052
Exxon Mobil Corp.		833,700	42,885,528
Frontline Ltd. (NY Shares) (g)		644,800	5,280,912
Golar LNG Partners LP		168,300	715,275
Hess Midstream LP		120,500	2,299,140
Imperial Oil Ltd.		581,200	12,725,996
Kimbell Royalty Partners LP		127,400	1,470,196
Magellan Midstream Partners LP		168,900	9,213,495
MPLX LP		593,069	12,033,370
Noble Midstream Partners LP		232,205	3,564,347
Phillips 66 Co.		238,900	17,884,054
Phillips 66 Partners LP		128,700	6,997,419
Plains All American Pipeline LP		328,200	4,486,494
Rattler Midstream LP		177,200	2,230,948
Scorpio Tankers, Inc. (g)		223,220	4,415,292
Suncor Energy, Inc.		381,600	10,516,211
Sunoco Logistics Partners, LP		57,400	1,551,522
Tallgrass Energy GP LP		110,300	2,434,321
Targa Resources Corp.		182,100	5,900,040
The Williams Companies, Inc.		365,712	6,966,814
Valero Energy Corp.		271,600	17,993,500
Viper Energy Partners LP		206,700	3,685,461
Western Midstream Partners LP		487,105	6,361,591
			311,747,593
FINANCIALS - 5.4%
Banks - 2.5%
Bank of America Corp.		430,100	12,257,850
Citigroup, Inc.		237,400	15,065,404
Huntington Bancshares, Inc.		882,700	10,830,729
JPMorgan Chase & Co.		107,200	12,446,992
M&T Bank Corp.		128,700	18,066,906
Truist Financial Corp.		616,117	28,427,638
Wells Fargo & Co.		586,700	23,966,695
			121,062,214
Capital Markets - 0.9%
BlackRock, Inc. Class A		60,300	27,919,503
KKR & Co. LP		246,000	7,035,600
Raymond James Financial, Inc.		100,200	8,379,726
			43,334,829
Consumer Finance - 0.2%
Capital One Financial Corp.		96,600	8,525,916
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (f)		151,700	31,301,778
Insurance - 1.1%
Chubb Ltd.		84,900	12,313,047
Marsh & McLennan Companies, Inc.		87,700	9,169,912
The Travelers Companies, Inc.		248,300	29,748,823
			51,231,782

TOTAL FINANCIALS			255,456,519

HEALTH CARE - 9.9%
Biotechnology - 3.1%
AbbVie, Inc.		818,100	70,119,351
Alder Biopharmaceuticals, Inc. rights 12/31/99 (f)(h)		61,506	54,125
Amgen, Inc.		368,300	73,560,559
			143,734,035
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		125,200	29,775,064
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.		53,200	13,563,872
Pharmaceuticals - 5.9%
AstraZeneca PLC:
(United Kingdom)		55,800	4,897,283
sponsored ADR		460,900	20,187,420
Bristol-Myers Squibb Co.		1,049,000	61,953,940
Eli Lilly & Co.		117,300	14,795,049
Johnson & Johnson		987,244	132,764,559
Roche Holding AG (participation certificate)		78,710	25,307,922
Sanofi SA sponsored ADR		435,200	20,128,000
			280,034,173

TOTAL HEALTH CARE			467,107,144

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.1%
General Dynamics Corp.		61,500	9,820,935
Northrop Grumman Corp.		51,900	17,066,796
United Technologies Corp.		184,500	24,093,855
			50,981,586
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)		67,500	6,499,311
Waste Management, Inc.		55,800	6,183,198
			12,682,509
Electrical Equipment - 0.5%
Eaton Corp. PLC		254,800	23,115,456
Industrial Conglomerates - 1.3%
3M Co.		257,800	38,474,072
General Electric Co.		1,132,800	12,324,864
Roper Technologies, Inc.		35,900	12,626,030
			63,424,966
Machinery - 0.3%
Pentair PLC		67,200	2,647,008
Trane Technologies PLC		103,100	13,304,024
			15,951,032
Marine - 0.0%
Scorpio Bulkers, Inc.		107,486	346,105
Professional Services - 0.2%
Equifax, Inc.		52,500	7,457,100
Road & Rail - 0.0%
Hertz Global Holdings, Inc. (f)		153,300	1,960,707

TOTAL INDUSTRIALS			175,919,461

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.		2,477,600	98,930,568
IT Services - 1.1%
Amdocs Ltd.		203,300	12,960,375
Paychex, Inc.		397,700	30,813,796
Visa, Inc. Class A		52,400	9,524,224
			53,298,395
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV		106,100	12,062,509
Qualcomm, Inc.		89,500	7,007,850
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		249,300	13,422,312
			32,492,671
Software - 0.8%
Microsoft Corp.		233,000	37,748,330
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.		67,100	18,342,456

TOTAL INFORMATION TECHNOLOGY			240,812,420

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.		112,300	25,469,640
UTILITIES - 4.4%
Electric Utilities - 2.4%
Exelon Corp.		586,300	25,275,393
NextEra Energy, Inc.		221,600	56,011,616
Xcel Energy, Inc.		512,700	31,951,464
			113,238,473
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP		69,000	3,979,230
NRG Energy, Inc.		534,400	17,747,424
Vistra Energy Corp.		1,041,082	20,020,007
			41,746,661
Multi-Utilities - 1.1%
Ameren Corp.		523,300	41,340,700
WEC Energy Group, Inc.		154,000	14,218,820
			55,559,520

TOTAL UTILITIES			210,544,654

TOTAL COMMON STOCKS
(Cost $2,219,377,118)			2,504,673,165

Preferred Stocks - 8.2%
Convertible Preferred Stocks - 4.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%		35,400	3,478,621
Household Products - 0.0%
Energizer Holdings, Inc. 7.50%		29,200	2,744,216
TOTAL CONSUMER STAPLES			6,222,837
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Nabors Industries Ltd. Series A, 6.00%		31,600	446,337
FINANCIALS - 1.1%
Banks - 1.1%
Bank of America Corp. Series L, 7.25%		15,045	22,778,129
Wells Fargo & Co. 7.50%		18,913	28,464,065
			51,242,194
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%		13,367	353,557
TOTAL FINANCIALS			51,595,751
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. Series A, 6.125%		235,700	13,425,434
Danaher Corp. 4.75%		8,800	9,649,464
			23,074,898
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		57,000	2,904,150
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%		106,200	5,948,262
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. 5.00%		46,500	2,343,135
TOTAL HEALTH CARE			34,270,445
INDUSTRIALS - 0.4%
Machinery - 0.4%
Colfax Corp. 5.75%		20,200	2,931,345
Fortive Corp. Series A, 5.00%		8,760	7,980,584
Stanley Black & Decker, Inc.:
5.375%		21,500	2,115,815
Series D 5.25%		45,600	4,349,090
			17,376,834
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. Series A 8.00%		15,600	16,396,178
MATERIALS - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances, Inc. 6.00%		49,900	2,254,981
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp. Series A, 6.875%		8,640	11,009,984
QTS Realty Trust, Inc. 6.50%		8,500	1,133,410
			12,143,394
UTILITIES - 1.2%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 6.125%		65,400	3,424,344
NextEra Energy, Inc.:
4.872%		150,500	7,776,335
5.279% (f)		217,800	9,901,558
Southern Co. 6.75%		157,600	8,031,296
			29,133,533
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%		8,500	388,744
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.:
2.00% ZENS (f)		58,275	3,289,041
Series B, 7.00%		59,400	2,550,866
Dominion Energy, Inc. 7.25%		77,700	7,886,550
DTE Energy Co. 6.25%		85,800	3,903,900
Sempra Energy:
6.75%		4,300	480,052
Series A, 6.00%		86,800	9,778,243
			27,888,652
Water Utilities - 0.0%
Aqua America, Inc. 6.00%		24,000	1,375,729
TOTAL UTILITIES			58,786,658

TOTAL CONVERTIBLE PREFERRED STOCKS			199,493,415

Nonconvertible Preferred Stocks - 4.0%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75% (f)		160,000	3,902,400
5.125%		85,000	2,121,600
5.35%		130,000	3,315,000
			9,339,000
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 6.00%		100,000	2,460,000
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge, Inc. Series L 5 year U.S. Treasury Index + 3.150% 4.959% (c)(e)		12,100	220,220
Energy Transfer Partners LP Series C, 7.375% (c)		53,100	1,209,618
			1,429,838
FINANCIALS - 2.6%
Banks - 2.2%
Bank of America Corp.:
5.00%		280,000	7,047,460
Series GG, 6.00%		300,000	7,944,000
Series HH 5.875%		230,744	6,100,871
Series KK 5.375%		375,000	9,656,250
BB&T Corp.:
Series F, 5.20%		147,001	3,677,965
Series G, 5.20%		93,956	2,343,263
BOK Financial Corp. 5.375%		20,952	524,848
CIT Group, Inc. Series B 5.625%		30,000	750,000
First Republic Bank Series J 4.70%		70,000	1,737,400
First Tennessee Bank NA adj. rate (b)(c)(e)		12,500	10,500,000
JPMorgan Chase & Co.:
4.75%		200,000	5,060,000
Series AA 6.10%		5,000	127,050
Series DD, 5.75%		275,000	7,293,000
Series EE 6.00%		125,000	3,345,000
Series Y, 6.125%		5,000	125,050
PNC Financial Services Group, Inc.:
Series P, 6.125% (c)		80,086	2,133,091
Series Q, 5.375%		40,599	1,018,629
U.S. Bancorp:
Series F, 6.50% (c)		55,000	1,471,250
Series K, 5.50%		41,000	1,108,230
Wells Fargo & Co.:
5.70%		63,200	1,602,120
5.85% (c)		325,751	8,368,543
Series P, 5.25%		26,139	651,645
Series X, 5.50%		400,000	10,100,000
Series Y, 5.625%		55,000	1,405,250
Series Z 4.75%		450,000	11,038,500
			105,129,415
Capital Markets - 0.1%
Northern Trust Corp. Series E 4.70%		50,000	1,265,000
Oaktree Capital Group LLC:
6.55%		20,000	523,200
Series A, 6.625%		12,197	319,195
			2,107,395
Consumer Finance - 0.1%
Capital One Financial Corp.:
5.00%		31,000	766,010
Series J 5.00% (f)		125,000	3,035,000
Synchrony Financial Series A 5.625%		40,000	1,008,400
			4,809,410
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. Series A 5.25%		63,600	1,594,452
Insurance - 0.2%
Allstate Corp.:
5.10%		130,000	3,305,900
Series I 4.75%		40,000	1,019,200
Hartford Financial Services Group, Inc. Series G, 6.00%		32,500	866,288
MetLife, Inc.:
5.625%		20,000	526,600
Series F 4.75% (f)		50,000	1,231,500
Prudential Financial, Inc. 5.625%		5,000	130,500
W.R. Berkley Corp. 5.10% (f)		90,000	2,268,900
			9,348,888
TOTAL FINANCIALS			122,989,560
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%		123,400	927,626
Trading Companies & Distributors - 0.0%
Air Lease Corp. 6.15% (c)		20,159	509,418
TOTAL INDUSTRIALS			1,437,044
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Boston Properties, Inc. 5.25%		34,339	864,313
National Retail Properties, Inc. Series F, 5.20%		27,000	679,050
PS Business Parks, Inc. Series Z 4.875%		30,000	738,000
Public Storage:
Series C, 5.125%		40,099	1,018,114
Series D, 4.95%		15,000	375,150
Series E, 4.90%		328,535	8,164,095
Series F, 5.15%		5,298	134,516
Series G, 5.05%		39,937	1,010,007
Series I 4.875%		15,000	382,800
Series J:
4.70%		52,500	1,326,675
4.75%		30,000	756,300
Series W, 5.20%		83,672	2,094,310
			17,543,330
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75% (f)		40,000	978,800
TOTAL REAL ESTATE			18,522,130
UTILITIES - 0.7%
Electric Utilities - 0.5%
Duke Energy Corp.:
5.625%		85,000	2,232,950
5.75%		10,000	268,000
Entergy, Inc.:
0.00%		5,000	125,550
4.875%		5,000	125,600
NextEra Energy Capital Holdings, Inc.:
5.65%		6,000	158,820
Series I, 5.125%		176,264	4,344,908
Series J, 5.00%		15,000	372,600
Southern Co.:
5.25%		186,487	4,692,013
5.25%		102,500	2,578,900
6.25%		110,053	2,795,346
Series A 4.95%		100,000	2,469,000
			20,163,687
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Energy Partners LP 5.25% (f)		40,000	990,000
Multi-Utilities - 0.2%
CMS Energy Corp.:
5.625%		93,258	2,367,821
5.875%		34,230	897,511
5.875%		6,000	157,620
Dominion Energy, Inc. Series A, 5.25%		31,034	777,402
DTE Energy Co.:
6.00%		13,000	335,530
Series B, 5.375%		65,210	1,633,511
Series E, 5.25%		60,000	1,506,600
Integrys Energy Group, Inc. 0.00% (c)		48,019	1,308,518
Sempra Energy 5.75%		60,000	1,552,500
			10,537,013
TOTAL UTILITIES			31,690,700

TOTAL NONCONVERTIBLE PREFERRED STOCKS			187,868,272

TOTAL PREFERRED STOCKS
(Cost $368,158,274)			387,361,687
		Principal Amount(a)	Value

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.3%
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0926% 11/14/22 (c)(e)(i)		5,297,038	5,199,944
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (c)(e)(i)		6,891,957	6,805,808
3 month U.S. LIBOR + 3.250% 4.8534% 5/14/22 (c)(e)(i)		1,067,879	1,054,531
			13,060,283
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6034% 9/25/24 (c)(e)(i)		1,105,607	1,055,854
Specialty Retail - 0.0%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6034% 2/5/26 (c)(e)(i)		30,000	29,375

TOTAL CONSUMER DISCRETIONARY			14,145,512

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.7621% 5/31/24 (c)(e)(i)		456,342	417,553
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (c)(e)(i)		3,650,000	3,099,471
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.34% 1/20/27 (c)(e)(i)		95,000	93,813
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (c)(e)(i)		6,316,167	6,209,613
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7624% 1/23/27 (c)(e)(i)		120,000	119,550
			6,329,163

TOTAL INDUSTRIALS			6,422,976

TOTAL BANK LOAN OBLIGATIONS
(Cost $24,824,896)			24,085,512
		Shares	Value

Equity Funds - 9.4%
Fidelity Real Estate Equity Central Fund (j)
(Cost $464,286,647)		3,841,541	443,582,770
		Principal Amount(a)	Value

Preferred Securities - 8.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (c)(d)		1,900,000	1,729,000
Energy Transfer Partners LP:
6.25% (c)(d)		2,270,000	2,023,728
6.75% (c)(d)		500,000	463,656
7.125% (c)		500,000	472,500
Summit Midstream Partners LP 9.5% (c)(d)		1,000,000	500,000
			5,188,884
FINANCIALS - 7.0%
Banks - 6.5%
Bank of America Corp.:
4.3% (c)(d)		1,000,000	965,625
5.125% (c)(d)		26,975,000	27,649,375
5.2% (c)(d)		24,000,000	24,660,000
5.875% (c)(d)		10,000,000	10,801,000
6.1% (c)(d)		12,120,000	13,436,353
6.25% (c)(d)		14,575,000	16,011,755
6.3% (c)(d)		1,250,000	1,410,413
6.5% (c)(d)		2,000,000	2,207,333
BB&T Corp. 4.8% (c)(d)		3,000,000	3,021,960
Citigroup, Inc.:
4.7% (c)(d)		10,830,000	10,681,088
5% (c)(d)		12,000,000	12,294,000
5.35% (c)(d)		5,000,000	5,150,000
5.9% (c)(d)		6,605,000	6,836,175
5.95% (c)(d)		11,750,000	12,660,625
5.95% (c)(d)		7,000,000	7,101,990
6.25% (c)(d)		3,500,000	3,887,905
6.3% (c)(d)		5,000,000	5,275,000
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.2294% (c)(d)(e)		10,000,000	9,950,000
4% (c)(d)		4,000,000	3,775,000
4.6% (c)(d)		4,270,000	4,291,350
4.625% (c)(d)		500,000	488,750
5% (c)(d)		11,015,000	11,220,981
5.15% (c)(d)		11,765,000	11,817,943
5.3% (c)(d)		8,085,000	8,074,894
6% (c)(d)		8,000,000	8,280,000
6.1% (c)(d)		9,000,000	9,617,490
6.125% (c)(d)		7,000,000	7,485,625
6.75% (c)(d)		10,000,000	11,186,100
PNC Financial Services Group, Inc.:
4.85% (c)(d)		490,000	508,375
5% (c)(d)		230,000	243,225
6.75% (c)(d)		3,500,000	3,675,000
Royal Bank of Scotland Group PLC 8.625% (c)(d)		3,000,000	3,174,000
U.S. Bancorp 5.3% (c)(d)		1,500,000	1,658,745
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(d)(e)		9,796,000	9,808,245
Wells Fargo & Co.:
5.875% (c)(d)		10,650,000	11,794,875
5.9% (c)(d)		27,000,000	28,953,720
			310,054,915
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (c)(d)		2,000,000	2,085,000
4.95% (c)(d)		2,250,000	2,255,625
Charles Schwab Corp.:
4.625% (c)(d)		250,000	253,438
7% (c)(d)		1,000,000	1,076,880
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (c)(d)(e)		4,694,000	4,107,250
Goldman Sachs Group, Inc.:
4.4% (c)(d)		435,000	421,454
4.95% (c)(d)		940,000	955,143
Northern Trust Corp. 4.6% (c)(d)		1,785,000	1,933,976
State Street Corp. 5.25% (c)(d)		1,750,000	1,773,258
			14,862,024
Insurance - 0.2%
MetLife, Inc. 5.25% (c)(d)		7,000,000	6,942,250

TOTAL FINANCIALS			331,859,189

INDUSTRIALS - 0.9%
Industrial Conglomerates - 0.7%
General Electric Co. 5% (c)(d)		32,436,000	31,552,443
Trading Companies & Distributors - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)		12,140,000	12,322,100

TOTAL INDUSTRIALS			43,874,543

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Energy, Inc. 4.65% (c)(d)		250,000	258,295
TOTAL PREFERRED SECURITIES
(Cost $367,488,000)			381,180,911
		Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 1.60% (k)		233,913,903	233,960,686
Fidelity Securities Lending Cash Central Fund 1.60% (k)(l)		888,211	888,300
TOTAL MONEY MARKET FUNDS
(Cost $234,843,793)			234,848,986
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $4,382,139,220)			4,760,905,136
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(21,597,854)
NET ASSETS - 100%			$4,739,307,282

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,900,592 or 5.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Level 3 security

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,303,606
Fidelity Real Estate Equity Central Fund	3,438,741
Fidelity Securities Lending Cash Central Fund	933
Total	$4,743,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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